CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income/(loss) from operations	$ (15,032)	$ (42,556)	$ 18,738
Less: net income/(loss) from discontinuing operations		(29,712)	22,929
Net loss from continuing operations, net of income tax	(15,032)	(12,844)	(4,191)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities of continuing operations:
Share-based compensation expense	910	712	219
Depreciation and amortization	99	103	97
Deferred taxes benefits	(156)	122	52
Credit loss	173	81
(Loss)/gain on disposal of property and equipment		(82)	28
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(3,822)	(1,080)	560
Operating lease right-of-use assets	46	801	860
Other non-current assets	(32)	5	91
Advances from students	12,047	12,293	2,856
Accrued expenses and other liabilities	1,868	2,236	(4,554)
Operating lease liabilities	(103)	(898)	(874)
Taxes payable	873	91	(127)
Amount due to related parties	3,688	389
Net cash (used in)/ provided by operating activities from continuing operations	559	1,929	(4,983)
Net cash used in operating activities from discontinued operations		(47,630)	(100,046)
Net cash (used in)/provided by operating activities	559	(45,701)	(105,029)
Cash flows from investing activities :
Purchases of property and equipment	(287)	(5)
Purchase of intangible assets			(118)
Placement of time deposits	(2,094)	(4,872)	(17,553)
Withdrawal of time deposits	4,830	17,614	23,317
Proceeds from disposal of property and equipment		106	1
Repayment of investment to China Mainland Business		(20,484)
Net cash provided by/(used in) investing activities from continuing operations	2,449	(7,641)	5,647
Net cash provided by investing activities from discontinued operations		10,149	92,661
Net cash provided by investing activities	2,449	2,508	98,308
Cash flows from financing activities of continuing operations:
Proceeds from exercise of stock options			8
Funding provided by China Mainland Business			23,567
Net cash provided by financing activities from continuing operations			23,575
Net cash (used in)/provided by financing activities from discontinued operations		20,484	(25,926)
Net cash (used in)/provided by financing activities		20,484	(2,351)
Effect of exchange rate changes on cash and cash equivalents	104	(714)	618
Net (decrease)/increase in cash and cash equivalents	3,112	(23,423)	(8,454)
Cash, restricted cash and cash equivalents at the beginning of the year	18,186	41,609	50,063
Cash, restricted cash and cash equivalents at the end of the year	21,298	18,186	41,609
Less: Cash, restricted cash and cash equivalents of discontinued operations			16,998
Cash and cash equivalents at the end of the year from continuing operations	21,298	18,186	24,611
Supplemental disclosure of cash flow information from continuing operations
Cash paid for income taxes	14	56	84
Non-cash supplemental investing activities from continuing operations
Right-of-use assets obtained in exchange for operating lease liabilities	$ 441	$ 863	$ 151